Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	CREATD, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Creatd, Inc. (the “Registrant”) is filing this Amendment No. 2 (this “Amendment”) to the Registration Statement on Form S-1 (File No. 333-268555) as an exhibits-only filing to remove reference to Exhibit 8.1. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16 of Part II of the Registration Statement, including the signature page and exhibit index. The prospectus is unchanged and has been omitted.
Entity Central Index Key	0001357671
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV